BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2019	2018	2017
Numerator:
Loss attributable to Eltek Ltd shareholders'	1,793	(2,607)	(3,775)

Denominator:
Denominator for basic profit (loss) per share weighted-average number of shares outstanding	3,734,189	2,028,552	2,028,552
Effect of diluting securities:
Employee stock options	128	-	-

Denominator for diluted profit (loss) per share - adjusted weighted average shares and assumed exercises	3,734,317	2,028,552	2,028,552